Warshaw Burstein, LLP

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MARTIN S. SIEGEL
EMAIL: MSIEGEL@WBNY.COM
DIRECT DIAL: (212) 984-7741

January 28, 2022

VIA EDGAR

Securities and Exchange Commission Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention:

Gary Newberry Terence O'Brien Joshua Gorsky Jeﬀrey Gabor

Re: Nexalin Technology, Inc. Registration Statement on Form S-1 Filed on January 4, 2022 File No. 333-261989

Ladies and Gentlemen:

We are submitting this letter on behalf of Nexalin Technology, Inc. (the “Company” or “Nexalin”) in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by electronic mail dated January 19, 2022 relating to the Company’s Registration Statement on Form S-1 (Registration No. 333-261989) ﬁled with the Commission on January 4, 2022 (the “Registration Statement”). Amendment No. 1 to the Registration Statement (“Amendment No. 1”) is being ﬁled concurrently herewith. The numbered paragraphs below correspond to the numbered comments in the Staff’s letter and the Staff’s comments are presented in bold italics. In addition to addressing the comments raised by the Staff in its letter, the Company has revised the Registration Statement to update other disclosures.

Securities and Exchange Commission

January 28, 2022

Overview, page 3

1. We note your response to prior comment 6 and your disclosure throughout the registration statement stating that "[w]hile [the Gen-1] device had been cleared by the FDA to treat anxiety and insomnia . . . [you] have voluntarily suspended marketing efforts on the Gen-1 device for treatment of anxiety or insomnia until a 510(k) application is approved by the FDA." Given that the FDA has not approved your 510(k) application and your disclosure on page 4 that "[a]nxiety and insomnia were reclassified as Class II devices and required a new application in the form of a special control trial, a summary version of a PMA, requiring safety data and mild efficacy response," please revise your disclosure here and throughout the registration statement to clarify that your decision to suspend marketing efforts on the Gen-1 device for the treatment of anxiety or insomnia is not currently voluntary or advise.

In response to the Staff’s comment, the Company has revised its disclosure on pages 3 and throughout Amendment No. 1 to clarify the Company’s decision to suspend marketing efforts on the Gen-1 device.

Intellectual Property Matrix, page 79

2. We note your response to prior comment 7 and your revised disclosure on pages 82-85. Please revise further to explain why the expected expiration dates for the remaining pending applications are currently unknown.

In response to the Staff’s comment, the Company has revised the disclosures on pages 82-85 with respect to the remaining pending applications.

Should the Staff have additional questions or comments regarding the foregoing, please do not hesitate to contact the undersigned at (212) 984-7741.

WARSHAW BURSTEIN, LLP

By:	/s/ Martin S. Siegel
Martin S. Siegel, Esq.

cc:	Mark White, Nexalin Technology, Inc.
Kyle Taylor, Esq.